CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 4,294,475	$ 3,424,387
Marketable investment securities (Note 4)	4,117,326	2,269,670
Trade accounts receivable - other, net of allowance for doubtful accounts of $15,981 and $13,834, respectively	859,986	823,374
Trade accounts receivable - EchoStar, net of allowance for doubtful accounts of zero	52,602	19,924
Inventory	512,646	464,393
Deferred tax assets (Note 8)	65,457	91,722
Other current assets	143,564	117,157
Total current assets	10,046,056	7,210,627
Noncurrent Assets:
Restricted cash and marketable investment securities (Note 4)	82,780	121,661
Property and equipment, net (Note 6)	2,979,323	3,007,384
FCC authorizations	635,794	635,794
Other noncurrent assets, net	258,754	198,992
Total noncurrent assets	3,956,651	3,963,831
Total assets	14,002,707	11,174,458
Current Liabilities:
Trade accounts payable - other	257,950	221,839
Trade accounts payable - EchoStar	338,788	262,843
Deferred revenue and other	824,478	832,518
Accrued programming	1,238,610	1,092,346
Accrued interest	232,732	224,383
Litigation accrual (Note 11)		70,999
Other accrued expenses	457,775	440,990
Current portion of long-term debt and capital lease obligations (Note 7)	1,032,607	534,787
Total current liabilities	4,382,940	3,680,705
Long-Term Obligations, Net of Current Portion:
Long-term debt and capital lease obligations, net of current portion (Note 7)	12,596,608	11,328,944
Deferred tax liabilities (Note 8)	1,247,375	1,184,349
Long-term deferred revenue, distribution and carriage payments and other long-term liabilities	159,684	242,360
Total long-term obligations, net of current portion	14,003,667	12,755,653
Total liabilities	18,386,607	16,436,358
Commitments and Contingencies (Note 11)
Stockholder's Equity (Deficit):
Common stock, $.01 par value, 1,000,000 shares authorized, 1,015 shares issued and outstanding
Additional paid-in capital	1,300,101	1,254,814
Accumulated other comprehensive income (loss)	11,189	6,080
Accumulated earnings (deficit)	(5,697,772)	(6,522,794)
Total DISH DBS stockholder's equity (deficit)	(4,386,482)	(5,261,900)
Noncontrolling interest	2,582
Total stockholder's equity (deficit)	(4,383,900)	(5,261,900)
Total liabilities and stockholder's equity (deficit)	$ 14,002,707	$ 11,174,458